July 28, 2010

Securities and Exchange Commission

100 F Street, NW

Washington, DC 20549

RE:	PHL Variable Insurance Company
Pre-effective Amendment Number 1 to Registration Statement on Form S-1, File Number 333-164778

To the Commission Staff:

Electronically transmitted for filing is Pre-effective Amendment Number 1 to the Registration Statement on Form S-1 filed under the Securities Act of 1933, as amended (“1933 Act”).

This Pre-effective Amendment reflects changes to the prospectus made in response to SEC staff comments on a similar filing (Registration Statement on Form S-1, File No. 333-161382) and certain disclosure updates.

The filing fee for the Form S-1 was wired to the Commission’s lockbox at U.S. Bank of St. Louis, Missouri concurrent with the filing of the initial registration statement.

Please call me at (860) 403-6486 if you have questions concerning this filing.

Very truly yours,

/s/ Mary K. Johnson

Counsel

Phoenix Life Insurance Company